Business Combination (Details) - Business Acquisition, Pro Forma Information - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Business Acquisition, Pro Forma Information [Abstract]
Pro forma revenue	$ 125	$ 208	$ 175	$ 432
Pro forma net loss	(140,353)	(30,507)	(174,157)	(58,594)
Pro forma net loss attributable to non-redeemable controlling interest	(44,913)	(9,762)	(55,730)	(18,750)
Pro forma net loss attributable to non-redeemable non-controlling interests	$ (95,440)	$ (20,745)	$ (118,427)	$ (39,844)